Schedule of Deferred Share Units (Details) (Parenthetical)					1 Months Ended	3 Months Ended			12 Months Ended
		Jul. 02, 2022 shares	Mar. 31, 2022 shares	Apr. 21, 2020 shares	Apr. 30, 2022 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 shares	[3]	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CAD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted									6,620,641		6,620,641		1,348,434
Redemption shares									2,500,000
Deferred share unit liability | $						$ 374,464			$ 573,742				$ 1,531,409
Number of shares, vested									2,373,900		2,373,900		1,516,299
Shares issued at $0.32 per share | $	[1]												$ 6,168,069
Shares issued, shares					1,315,856
Shares issued price per share | (per share)									$ 0.24				$ 0.32	$ 0.30	$ 0.40
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Director redeemed									2,500,000
Shares issued at $0.32 per share | $											$ 750,000
April 2022 Special Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued, shares									375,000		375,000
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted		210,000		7,500,000					210,000	[2]	210,000	[2]
Grant date and expire in deferred share units				5 years
Vesting period		12 months
Stock based compensation | $									$ 282,967				$ 421,284
Deferred share unit liability | $									$ 573,742
Number of shares, vested			625,000				625,000		3,125,000	[4],[5]	3,125,000	[4],[5]	1,875,000
Deferred Share Unit [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested						625,000

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)
[2]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. On July 1, 2022 the Company granted 210,000 DSU’s, these DSU’s vest after 12 months of the issuance date. During the year ended December 31, 2022, and 2021 the Company recognized recovery of $282,967 and expense of $421,284, respectively, in stock-based compensation related to the DSUs, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss), as DSU’s were settled in cash during the year ended December 31, 2022. Upon redemption of the 2,500,000 DSUs (see (iii)) the fair value of the remaining DSU liability at December, 2022 was $573,742.
[3]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.
[4]	During the year ended December 31, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions. The DSU’s were therefore all accelerated to vest.
[5]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.